Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [Abstract]
Cash and cash equivalents
The following table shows the detail of Cash and cash equivalents as of December 31, 2018 and 2017:

	Balance as of December 31,
	2018	2017
Cash at bank and on hand	631,542	669,387
Total	631,542	669,387
The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2018	2017
U.S. dollar	328,716	319,400
Euro	228,036	288,625
Algerian Dinar	11,602	13,628
South African Rand	55,257	40,999
Others	7,931	6,735
Total	631,542	669,387